FINANCIAL INSTRUMENTS - SCHEDULE OF DERIVATIVE INSTRUMENTS GAIN (LOSS) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss)
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	[1]	$ 409	$ (2,533)	$ 1,339
Interest Rate Swap | Other Financial Items, Net | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss		(409)	2,533	(1,339)
Ineffective portion		$ (639)	$ 411	$ (1,210)

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to gains (losses) on cash flow hedges in respect of interest rate swaps.